DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2021 and December 31, 2020 are summarized as follows:

(in thousands of $)	2021	2020
Interest rate swaps	1,091	—
Bunker derivatives	194	304
Foreign currency swaps	109	268
Forward freight agreements	—	—
Asset - Derivatives fair value	1,394	572

(in thousands of $)	2021	2020
Interest rate swaps	17,955	27,558
Foreign currency swaps	—	—
Bunker derivatives	151	134
Forward freight agreements	—	—
Liability - Derivatives fair value	18,106	27,692

Derivative Instruments Gain (Loss)	During the six months ended June 30, 2021 and June 30, 2020, the following amounts were recognized in the consolidated statement of operations under the line item "Gain (loss) on derivatives":

(in thousands of $)		2021	2020
Interest rate swaps	Mark to market gain (loss)	6,628	(26,707)
Foreign currency swaps	Mark to market gain (loss)	(160)	251
Forward freight agreements	Mark to market gain (loss)	16,912	5,659
Bunker derivatives	Mark to market gain (loss)	275	(2,600)
Total		23,655	(23,397)